Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Contract liabilities [abstract]
Summary of Contract Liabilities

(All in US$)	June 30, 2023	December 31, 2022

Contract liabilities – Current	254,174	71,985
Contract liabilities – Non-current	3,000,000	3,000,000

Balance	3,254,174	3,071,985